FINANCIAL INSTRUMENTS (Details 26) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 54,804
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 602,202
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 488,000
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Suretyship not supportive and cumulative
Description of assets pledged	-
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 408,351
Name of guarantor	Joint Ventures (Uruguay)
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 313,000
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Full Guarantee
Description of assets pledged	-
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 131,000
Name of guarantor	Arauco Forest Brasil y Mahal (Brazil)
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 230,000
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 4,362
Name of guarantor	Arauco Forest Brasil y Mahal (Brazil)
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 209,000
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee four [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 14,593
Name of guarantor	Arauco Forest Brasil y Mahal (Brazil)
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 100,000
Name of guarantor	National Customs Service
Financial guarantee five [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 43,896
Name of guarantor	Masisa S.A.
Financial guarantee six [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil
Description of assets pledged	-
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 46,346
Name of guarantor	BNDES
Financial guarantee seven [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Endorsement of ADB + Guarantee Letter AISA
Description of assets pledged	-
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 3,539
Name of guarantor	Bank Votorantim S.A.
Financial guarantee eight [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of assets pledged	-
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 645,000
Name of guarantor	Bank Votorantim S.A.
Financial guarantee nine [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 224,000
Name of guarantor	Bank Santander S.A.
Financial guarantee ten [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 134,000
Name of guarantor	Bank Bradesco S.A.
Financial guarantee eleven [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 113,000
Name of guarantor	Bank Bradesco S.A.
Financial guarantee twelve [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 97,000
Name of guarantor	Bank Bradesco S.A.
Financial guarantee thirteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 209,000
Name of guarantor	Bank Santander S.A.
Financial guarantee fourteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 206,000
Name of guarantor	Bank Alpha S.A.
Financial guarantee fifteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of assets pledged	-
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 727,000
Name of guarantor	Bank Votorantim S.A.
Financial guarantee sixteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 389,000
Name of guarantor	Bank Safra S.A.
Financial guarantee seventeen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 232,000
Name of guarantor	Bank Santander S.A.
Financial guarantee eighteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 201,000
Name of guarantor	Bank Itaú BBA S.A.
Financial guarantee nineteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 96,000
Name of guarantor	Bank Bradesco S.A.
Financial guarantee twenty [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Bioenergía S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 185,000
Name of guarantor	Minera Escondida Ltda.
Financial guarantee twenty one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Bioenergía S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 121,000
Name of guarantor	CODELCO S.A.